Warrants	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Warrants

The following is a continuity schedule of the Company's warrants:

	Number of Warrants	Exercise Price ($)

Outstanding and exercisable, June 30, 2011	44,565,695	0.56
Expired	(946,000)	0.37

Outstanding and exercisable, June 30, 2012	43,619,695	0.56
Issued	3,243,599	0.48

Outstanding and exercisable, December 31, 2012	46,863,294	0.55

The following is a summary warrants outstanding as of December 31, 2012:

Exercise	Number of	Expiry
Price ($)	Warrants	Date

0.75	15,468,328	January 28, 2013 - February 25, 2013
0.45	1,564,700	February 25, 2013
0.50	870,000	March 15, 2013
0.30	400,000	March 15, 2013
0.15	3,650,000	April 26, 2013
0.50	21,666,667	May 5, 2013
0.50	2,903,571	November 6-15, 2014
0.35	340,028	November 15, 2014

	46,863,294